UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21845

Ralph Parks Portfolio Trust

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10, Pittsford, NY 14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period: 12/31/06

Item 1.  Reports to Stockholders.

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

Semi-Annual Report

December 31, 2006

For More Information Call 1-877-261-5700

View Our Website at www.rpigllc.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

Ralph Parks Cyclical Equity Fund
PORTFOLIO REVIEW
December 31, 2006 (Unaudited)

	% of	Top Ten	% of
Top Ten Holdings	Net Assets	Holdings by Industry	Net Assets
Captaris, Inc.	2.3%	REITs	14.0%
Pactiv Corp.	2.2%	Financial - Closed End Funds	9.8%
Ramco-Gershenson	2.1%	Food	7.4%
Centerplate, Inc.	2.1%	Retail	6.3%
Health Care Property Investors	2.1%	Equity Funds	5.6%
Suez ADR	2.0%	Computers	5.2%
Gabelli Dividend & Income Trust	2.0%	Media	4.8%
McDonald's Corp.	2.0%	Electric	4.0%
Monsanto Co.	2.0%	Software	3.9%
iShares - MSCI Belgium Index Fund	1.9%	Chemicals	3.9%
		Other, Cash & Cash Equivalents	35.1%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 96.3%
		AGRICULTURE - 0.9%
	780	Altria Group, Inc.	$ 66,940
	1,095	UST, Inc.	63,729
			130,669

		BANKS - 1.3%
	2,150	Creditcorp Ltd.	88,021
	4,000	Financial Institutions, Inc.	92,200
			180,221

		CHEMICALS - 3.9%
	1,800	Albemarle Corp.	129,240
	2,952	International Flavors & Fragrance	145,120
	5,306	Monsanto Co.	278,724
			553,084

		COMMERCIAL SERVICES - 1.0%
	1,710	Corrections Corp. of America*	77,343
	4,505	Integramed America, Inc.*	67,800
			145,143

		COMPUTERS - 5.2%
	12,115	China Expert Technology, Inc.*	76,688
	11,144	Covansys Corp.*	255,755
	17,572	Ness Technologies, Inc.*	250,577
	12,600	Simpletech, Inc.*	159,768
			742,788

		ELECTRIC - 4.0%
	2,600	Idacorp, Inc.	100,490
	175	ITC Holdings Corp.	6,983
	3,475	Northeast Utilities	97,856
	2,000	Nstar Corp.	68,720
	5,607	Suez ADR	291,340
			565,389

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited) (Continued)
	Shares		Value
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
	3,454	Energizer Holdings, Inc.*	$ 245,199

		ENERGY - ALTERNATE SOURCES - 0.2%
	1,200	Covanta Holding Corp.*	26,448

		EQUITY FUNDS - 5.6%
	14,789	First Trust Value Line Dividend Index Fund	247,420
	10,784	iShares MSCI Belgium Index Fund	276,178
	10,249	iShares MSCI Netherlands Index Fund	269,651
	45	Pharmaceutical Holders Trust	3,468
			796,717

		FINANCIAL - CLOSED END FUNDS - 9.8%
	3,146	Dreman/Claymore Dividend & Income Fund	72,295
	13,373	Gabelli Dividend & Income Trust	287,118
	9,090	ING Global Advantage	200,161
	10,706	NFJ Dividend Interest & Premium Strategy Fund	268,721
	6,953	Nuveen Quality Preferred Income Fund	103,183
	18,634	Nuveen Preferred & Convertible Income Fund	266,280
	8,880	Tri-Continental Corp.	198,734
			1,396,492

		FOOD - 7.4%
	9,300	Conagra Foods, Inc.	251,100
	3,050	Delhaize Group - ADR	254,004
	4,001	Heinz (H.J.) Co.	180,085
	24,031	Koninklijke Ahold - ADR*	254,248
	2,700	McCormick & Co.	104,112
	200	Safeway, Inc.	6,912
			1,050,461

		FOOD SERVICE - 2.1%
	15,625	Centerplate, Inc.	296,875

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2006 (Unaudited) (Continued)
	Shares		Value
		FOREST PRODOUCTS & PAPER - 0.8%
	4,050	Rock - Tenn Co.	$ 109,796

		GAS - 0.5%
	1,500	Energen Corp.	70,410

		HEALTHCARE - PRODUCTS - 3.4%
	5,771	Baxter International, Inc.	267,717
	1,470	Becton Dickinson & Co.	103,121
	2,066	Hillenbrand Industries, Inc.	117,617
			488,455

		HOME BUILDERS - 0.9%
	1,047	AMREP Corp.	128,258

		INSURANCE - 3.7%
	2,400	Allied World Assurance Holdings Ltd.	104,712
	7,358	Axis Capital Holdings	245,536
	2,550	Odyssey Re Holdings Corp.	95,115
	1,565	Reinsurance Group of America	87,171
			532,534

		INTERNET - 0.9%
	8,018	Cogent Communications Group*	130,052

		MEDIA - 4.8%
	2,547	Reuters Group PLC ADR	133,030
	4,630	Rogers Communications, Inc. - Class B*	275,948
	5,508	The DIRECTV Group*	137,370
	6,326	Time Warner, Inc.	137,780
			684,128

		MISCELLANEOUS MANUFACTURING - 0.8%
	5,835	MFRI, Inc.*	114,950

See accompanying notes to financial statements.

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2006 (Unaudited) (Continued)
	Shares		Value
		OIL & GAS - 1.0%
	3,034	Markwest Hydrocarbon, Inc.	$ 147,301

		PACKAGING & CONTAINERS - 3.7%
	29,370	Constar International, Inc.*	205,590
	8,910	Pactiv Corp.*	317,998
			523,588

		PHARMACEUTICALS - 2.7%
	4,906	Forest Labs, Inc.*	248,244
	5,837	Vanda Pharmaceutical, Inc.*	143,882
			392,126

		PIPELINES - 0.6%
	2,100	ONEOK, Inc.	90,552

		REITs - 14.0%
	18,000	Anthracite Capital, Inc.	229,140
	5,300	Associated Estates Realty Corp.	72,822
	2,612	First Industrial Realty Trust	122,477
	8,059	Health Care Property Trust	296,732
	2,870	Health Care REIT, Inc.	123,467
	14,302	Kite Realty Group Trust	266,303
	3,357	Mid-America Apartment Communities, Inc.	192,155
	3,982	National Health Investors, Inc.	131,406
	4,360	Nationwide Helath Properties	131,759
	7,830	Ramco-Gershenson Properties	298,636
	5,396	Senior Housing Property Trust	132,094
			1,996,991

See accompanying notes to financial statements.

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2006 (Unaudited) (Continued)
	Shares		Value
		RETAIL - 6.3%
	1,163	Autozone, Inc.*	$ 134,396
	4,300	Federated Department Stores	163,959
	6,462	McDonalds Corp.	286,460
	1,398	The Buckle, Inc.	71,088
	8,790	TJX Cos.	250,339
			906,242
		SOFTWARE - 3.9%
	41,600	Captaris, Inc.*	323,232
	3,700	CSG Systems International, Inc.*	98,901
	3,015	Pegasystems, Inc.	29,758
	1,820	SEI Investments Co.	108,399
			560,290

		TELECOMMUNICATIONS - 1.9%
	14,203	GoAmerica, Inc.*	115,896
	1,723	Loral Space and Communications, Inc.*	70,161
	5,900	Nortel Inversora ADR*	80,181
			266,238

		TELECOMMUNICATIONS SERVICES - 1.4%
	3,125	A T & T, Inc.	111,719
	1,900	Bellsouth Corp.	89,509
			201,228

		TOYS/GAMES/HOBBIES - 1.8%
	4,782	Marvel Enterprises, Inc.*	128,684
	5,675	Mattel, Inc.	128,596
			257,280

		TRANSPORTATION - 0.1%
	630	Genco Shipping & Trading Ltd.	17,601

		TOTAL COMMON STOCKS (Cost $13,047,168)	13,747,506

See accompanying notes to financial statements.

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2006 (Unaudited) (Continued)
	Shares		Value
		SHORT-TERM INVESTMENTS - 5.1%
	736,708	BNY Hamilton Fund, Premier Class, 4.94%, 1/2/07 **(Cost $736,708)	$ 736,708

		TOTAL INVESTMENTS - 101.4% (Cost $13,783,876) (a)	$ 14,484,214

		OTHER ASSETS & LIABILITIES - (1.4%)	(202,088)
		NET ASSETS - 100.0%	$ 14,282,126

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 886,597
	Unrealized depreciation (186,259)
	Net unrealized appreciation $ 700,338

	Aggregate cost for federal income tax purposes is $13,783,876.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

ASSETS
Investment securities:
At cost	$ 13,783,876
At value	$ 14,484,214
Dividends and interest receivable	63,719
Receivable for Fund shares sold	5,015
Prepaid expenses and other assets	18,921
TOTAL ASSETS	14,571,869

LIABILITIES
Payable for investments purchased	284,065
Investment advisory fees payable	5,669
Fund shares repurchased	9
TOTAL LIABILITIES	289,743
NET ASSETS	$ 14,282,126

Net Assets Consist Of:
Paid in capital	$ 13,591,875
Accumulated net investment loss	(5,956)
Accumulated net realized loss from security transactions	(4,131)
Net unrealized appreciation of investments	700,338
NET ASSETS	$ 14,282,126

Shares of beneficial interest outstanding	1,350,323
Net asset value and redemption price per share (a)	$ 10.58

(a) Redemptions made within 90 days of purchase may be be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2006 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$ 110,570
Interest	27,238
TOTAL INVESTMENT INCOME	137,808

EXPENSES
Investment advisory fees	103,856
Professional fees	33,778
Administrative services fees	18,295
Registration fees	9,951
Accounting services fees	9,553
Trustees' fees and expenses	8,574
Transfer agent fees	7,961
Insurance expense	7,961
Printing and postage expenses	5,970
Custodian fees	5,689
Other expenses	2,985
TOTAL EXPENSES	214,573

Fees waived/reimbursed by the Advisor	(109,085)
NET EXPENSES	105,488
NET INVESTMENT INCOME	32,320

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from security transactions	(1,993)
Distributions of realized gains from underlying investment companies	22,036
Net change in unrealized appreciation (depreciation) of investments	700,338
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	720,381

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 752,701

(a) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
December 31,
2006
(Unaudited)(a)
FROM OPERATIONS
Net investment income	$ 32,320
Net realized loss from security transactions	(1,993)
Distributions of realized gains from underlying investment companies	22,036
Net change in unrealized appreciation (depreciation) of investments	700,338
Net increase in net assets resulting from operations	752,701

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(24,174)
From net investment income	(38,276)
From distributions to shareholders	(62,450)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,989,547
Net asset value of shares issued in reinvestment distributions	62,450
Payments for shares redeemed	(571,553)
Redemption fee proceeds	11,431
Net increase in net assets from capital share transactions	13,491,875

TOTAL INCREASE IN NET ASSETS	14,182,126

NET ASSETS
Beginning of Period	100,000
End of Period	$ 14,282,126
Accumulated net investment loss	$ (5,956)

SHARES ACTIVITY
Shares Sold	1,390,791
Shares Reinvested	5,897
Shares Redeemed	(56,365)
Net increase in shares of beneficial interest outstanding	1,340,323

(a) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Period Ended
	December 31, 2006
	(Unaudited)(1)
Net Asset Value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized
gain (loss) on investments	0.59
Total from investment operations	0.62

Paid-in-Capital From
Redemption Fees	0.01

Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.02)
Total distributions	(0.05)

Net Asset Value, end of period	$ 10.58

Total return (2)	6.26%

Net Assets, at end of period	$14,282,126

Ratio of gross expenses to average
net assets	6.10%	(3)
Ratio of net expenses to average
net assets	3.00%	(3)
Ratio of net investment income (loss)
to average net assets	0.92%	(3)

Portfolio Turnover Rate	46%

(1) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.
(2) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Annualized.

See accompanying notes to financial statements.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

1.

ORGANIZATION

Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory Trust (the “Trust”) organized on January 25, 2006,  and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.   The Fund seeks to maximize long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  IF NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

RALPH PARKS CYLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2006 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $16,809,430 and $3,760,269 respectively.

4.

TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ralph Parks Investment Group, LLC serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. Certain Trustees and officers of the Fund are also officers of the Advisor or GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Advisor.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 3.00% of the Fund’s average daily net assets.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2006 (Unaudited)

Pursuant to a written contract, the Advisor has agreed, until December 31, 2007, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of acquired funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 3.00% per annum of the Fund’s average daily net assets.   From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual Fund operating expenses shall not exceed 3.25% per annum of the Fund’s average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual Fund operating expenses do not exceed 3.00% for that entire year.   During the period ended December 31, 2006, the Advisor waived fees totaling $103,856 and reimbursed expenses in the amount of $5,229.

If the Advisor waives any fee or reimburses any expense pursuant to this Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of average daily net assets. If Fund Operating Expenses subsequently exceed 3.00% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of this Agreement (or any similar agreement).    No recoupment will be paid to the Advisor in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that such recoupment is in the best interests of the Fund and its shareholders.

The Fund has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that from such time as the Fund’s net assets reach $40 million, a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) and/or Advisor, to provide compensation for ongoing services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended December 31, 2006, no fees were accrued under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS.

The Fund has entered into a separate servicing agreement with Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, to provide a chief compliance officer for the Fund.   Under the terms of this agreement, FCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.

RALPH PARKS CYCLICAL QUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2006 (Unaudited)

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares, including exchanging their shares for shares of another fund, after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the period ended December 31, 2006, the Fund assessed $11,431 in redemption fees.

Ralph Parks Cyclical Equity Fund

EXPENSE EXAMPLES

December 31, 2006 (Unaudited)

As a shareholder of the Ralph Parks Cyclical Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ralph Parks Cyclical Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 25, 2006 (commencement of operations) through December 31, 2006.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ralph Parks Cyclical Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Ralph Parks Cyclical Equity Fund	Beginning Account Value 8/25/06	Ending Account Value 12/31/06	Expenses Paid During Period 8/25/06 – 12/31/06	Expense Ratio During Period **
Actual	$1,000.00	$1,062.60	$10.77*	3.00%

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period 7/1/06 – 12/31/06	Expense Ratio During Period **
Hypothetical*** (5% return before expenses)	$1,000.00	$1,010.03	$15.12****	3.00%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (127) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full six months ended 12/31/06.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-261-5700 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-261-5700.

INVESTMENT ADVISOR

Ralph Parks Investment Group, LLC

Meadowgate Office Park

101 Sully’s Trail, Building 10

Pittsford, New York 14534

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ralph Parks Portfolio Trust

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

3/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

3/9/07

By (Signature and Title)

*

Rajiv N. Dixit

/s/ Rajiv N. Dixit, Treasurer

Date

3/9/07

* Print the name and title of each signing officer under his or her signature.